Intangible assets (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Intangible Assets

	2026			2025
	Goodwill	Other intangibles	Total	Goodwill	Other intangibles	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	1,341	583	1,924	1,341	377	1,718
Additions	–	284	284	–	160	160
Amortisation for the year	–	(141)	(141)	–	(111)	(111)
Impairments for the year[1]	–	(7)	(7)	–	(2)	(2)
Disposals	–	(17)	(17)	–	(17)	(17)
Transfers and other movements	–	70	70	–	176	176
At the end of the financial year	1,341	772	2,113	1,341	583	1,924
– Cost	1,391	2,459	3,850	1,391	2,127	3,518
– Accumulated amortisation and impairments	(50)	(1,687)	(1,737)	(50)	(1,544)	(1,594)

1.
Refer to note 13 'Impairment of non-current assets' for information on impairments.